Employee Benefits (Details 1) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in defined benefit obligation
Defined benefit obligation at January 1	SFr 2,092,434
Service costs	348,172	SFr 319,173	SFr 261,778
Interest cost	12,994	14,922	14,873
Defined benefit obligation at December 31	1,962,970	2,092,434
Present value of funded defined benefit obligation [Member]
Change in defined benefit obligation
Defined benefit obligation at January 1	7,122,841	5,427,776
Service costs	348,172	319,173
Plan participants' contribution	236,074	218,275
Interest cost	50,494	62,916
Actuarial losses	60,781	417,937
Transfer-out amounts	(440,950)	(1,276,315)
Transfer-in amounts of new employees	622,205	1,953,079
Defined benefit obligation at December 31	SFr 7,999,617	SFr 7,122,841	SFr 5,427,776